MFR-Q3

Quarterly Report
June 30, 2026
MFS®  Research Fund

Portfolio of Investments
6/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.7%
Aerospace & Defense – 3.3%
Curtiss-Wright Corp.	51,229	$38,819,287
General Dynamics Corp.	166,410	58,949,078
Honeywell Aerospace, Inc. (a)	116,476	25,750,514
Howmet Aerospace, Inc.	211,107	56,758,228
RTX Corp.	420,017	79,689,826
		$259,966,933
Apparel, Footwear, & Accessories – 0.5%
Birkenstock Holding PLC (a)(l)	861,002	$37,048,916
Auto & Auto Components – 0.4%
Tesla, Inc. (a)	80,328	$33,785,957
Brokerage & Asset Managers – 0.8%
Charles Schwab Corp.	692,112	$63,861,174
Business Services – 0.7%
TransUnion	721,013	$52,013,878
Conglomerates – 0.3%
Honeywell International, Inc.	116,476	$26,078,976
Construction – 1.9%
CRH PLC	619,503	$66,286,821
Ferguson Enterprises, Inc.	198,593	47,132,077
Simpson Manufacturing Co., Inc.	167,812	35,131,442
		$148,550,340
Consumer Products – 1.2%
Colgate-Palmolive Co.	443,551	$40,664,756
International Flavors & Fragrances, Inc.	335,836	26,604,928
Kenvue, Inc.	1,606,702	30,704,075
		$97,973,759
Consumer Services – 0.8%
Uber Technologies, Inc. (a)	831,182	$59,978,093
Diversified Financial Services – 3.5%
CME Group, Inc.	217,262	$47,977,967
Mastercard, Inc., “A”	347,395	178,422,072
Moody's Corp.	109,017	49,375,980
		$275,776,019
Electrical Equipment – 2.7%
Amphenol Corp., “A”	453,907	$80,032,882
Eaton Corp. PLC	92,460	39,399,055
Emerson Electric Co.	308,551	44,169,076
W.W. Grainger, Inc.	33,189	45,150,316
		$208,751,329
Energy - Independent – 2.5%
ConocoPhillips	527,610	$54,850,336
EQT Corp.	320,572	17,044,813
Exxon Mobil Corp.	762,732	104,280,719

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – continued
Valero Energy Corp.	91,507	$23,832,083
		$200,007,951
Energy - Renewables – 0.8%
GE Vernova, Inc.	51,451	$60,447,722
Engineering - Construction – 0.5%
Comfort Systems USA, Inc.	20,846	$41,315,730
Food & Beverages – 0.9%
PepsiCo, Inc.	359,748	$48,709,879
Tyson Foods, Inc., “A”	323,248	18,505,948
		$67,215,827
Global Systemically Important Banks – 4.6%
Bank of America Corp.	2,037,459	$116,094,414
JPMorgan Chase & Co.	558,598	182,845,883
Morgan Stanley	315,818	66,018,595
		$364,958,892
Hardware, Peripherals, & Assembly – 12.0%
Apple, Inc.	1,876,902	$543,100,363
Arista Networks, Inc. (a)	602,946	102,428,466
Coherent Corp. (a)	89,732	35,396,582
Micron Technology, Inc.	97,497	112,539,812
Sandisk Corp. of Delaware (a)	25,972	59,053,316
Seagate Technology Holdings PLC	99,161	95,690,365
		$948,208,904
Health Maintenance Organizations – 1.3%
Cigna Group	208,326	$57,431,311
Humana, Inc.	120,804	47,985,765
		$105,417,076
Insurance – 2.4%
Aon PLC	199,558	$66,191,393
Chubb Ltd.	210,396	71,690,333
Progressive Corp.	238,303	52,057,290
		$189,939,016
Interactive Media Services – 7.2%
Alphabet, Inc., “A”	1,105,967	$395,239,427
Meta Platforms, Inc., “A”	301,058	169,582,961
		$564,822,388
Machinery & Tools – 3.1%
Caterpillar, Inc.	87,967	$93,676,058
Ingersoll Rand, Inc.	608,531	49,893,457
Pentair PLC	586,500	44,961,090
Trane Technologies PLC	111,339	54,685,263
		$243,215,868
Media – 1.5%
Omnicom Group, Inc.	340,742	$24,816,240
Spotify Technology S.A. (a)	154,418	70,897,936
TKO Group Holdings, Inc.	114,032	22,955,782
		$118,669,958

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 4.1%
Becton, Dickinson and Co.	299,894	$45,382,959
Boston Scientific Corp. (a)	1,233,403	52,641,640
Medtronic PLC	707,826	55,373,228
STERIS PLC	151,762	31,956,524
Thermo Fisher Scientific, Inc.	148,564	74,484,047
Waters Corp. (a)	163,818	61,438,303
		$321,276,701
Non-Global Systemically Important Banks – 0.7%
PNC Financial Services Group, Inc.	211,173	$51,995,016
Oil Services – 0.4%
Baker Hughes Co.	369,742	$20,520,681
TechnipFMC PLC	198,974	13,191,976
		$33,712,657
Pharmaceuticals & Biotechnology – 3.5%
Gilead Sciences, Inc.	561,242	$70,907,314
Johnson & Johnson	408,325	103,702,300
Pfizer, Inc.	2,402,799	57,859,400
Vertex Pharmaceuticals, Inc. (a)	94,574	46,977,743
		$279,446,757
Pollution Control – 0.4%
GFL Environmental, Inc.	795,924	$29,282,044
Restaurants – 1.1%
Aramark	727,676	$41,404,764
Starbucks Corp.	435,193	44,472,373
		$85,877,137
Retail & E-commerce – 6.1%
Amazon.com, Inc. (a)(s)	1,458,902	$347,714,703
BJ's Wholesale Club Holdings, Inc. (a)	459,546	40,081,602
Floor & Decor Holdings, Inc., “A” (a)(l)	570,912	33,889,336
TJX Cos., Inc.	373,813	56,632,670
		$478,318,311
Semiconductor & Electronic Components – 18.0%
Advanced Micro Devices (a)	277,368	$161,125,845
Broadcom, Inc.	732,000	276,513,000
Intel Corp. (a)	378,995	52,919,072
KLA Corp.	591,789	178,548,659
NVIDIA Corp.	3,299,728	660,242,575
ON Semiconductor Corp. (a)	247,714	23,418,882
Texas Instruments, Inc.	218,548	65,142,602
		$1,417,910,635
Software – 6.0%
Cadence Design Systems, Inc. (a)	131,251	$49,261,125
Microsoft Corp. (s)	1,019,071	380,133,865
Shopify, Inc. (a)	401,050	45,791,889
		$475,186,879
Telecom - Infrastructure – 0.4%
Blackstone Digital Infrastructure Trust, Inc., REIT (a)	1,566,320	$33,879,502

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecom Services – 1.6%
Space Exploration Technologies, “A” (a)	538,295	$91,973,084
T-Mobile USA, Inc.	198,839	33,351,265
		$125,324,349
Tobacco – 0.8%
Philip Morris International, Inc.	356,148	$64,430,735
Transportation & Logistics – 0.4%
XPO, Inc. (a)	143,603	$29,480,260
Travel, Gaming, & Lodging – 1.3%
Hilton Worldwide Holdings, Inc.	173,998	$57,499,379
Viking Holdings Ltd. (a)	396,814	41,534,521
		$99,033,900
Utilities – 2.0%
Alliant Energy Corp.	511,541	$39,025,463
Duke Energy Corp.	335,778	42,502,779
NextEra Energy, Inc.	561,475	49,280,661
PG&E Corp.	1,619,818	27,245,339
		$158,054,242
Total Common Stocks		$7,851,213,831

	Strike Price	First Exercise
Warrants – 0.0%
Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	30,929	$0

Mutual Funds (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 3.67% (v)	59,330,909	$59,330,910
Collateral for Securities Loaned – 0.3%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.59% (j)	25,883,072	$25,883,072

Other Assets, Less Liabilities – (0.7)%		(58,876,413)
Net Assets – 100.0%		$7,877,551,400

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $59,330,910 and
$7,877,096,903, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(s)	Security or a portion of the security was pledged to cover collateral requirements.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar

Portfolio of Investments (unaudited) – continued
At June 30, 2026, the fund had cash collateral of $10,798 and other liquid securities collateral with an aggregate value of $533,034.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$7,668,193,046	$—	$—	$7,668,193,046
Canada	75,073,933	0	—	75,073,933
Sweden	70,897,936	—	—	70,897,936
Germany	37,048,916	—	—	37,048,916
Investment Companies	85,213,982	—	—	85,213,982
Total	$7,936,427,813	$0	$—	$7,936,427,813
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Securities Lending Collateral
At June 30, 2026, the value of securities loaned was $35,708,209. These loans were collateralized by cash of $25,883,072 and U.S. Treasury
Obligations (held by the custodian or a triparty custodian) of $11,070,191.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended June 30, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$47,673,585	$953,850,610	$942,167,560	$(22,052)	$(3,673)	$59,330,910

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,447,477	$—